Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Payable for projects	$ 1,966,568	$ 1,997,888
Audit fees	250,000	280,000
Accrued salaries	199,808	555,714
Others payables	147,000	32,753
Total	$ 2,563,376	$ 2,866,355